Variable Interest Entity (VIE)	12 Months Ended
Dec. 31, 2014
Variable Interest Entities [Abstract]
Variable Interest Entity (VIE)
Variable Interest Entity (VIE)

As of December 31, 2014, the Company leased a newbuild jack-up rig from a VIE under a finance lease. The shares in North Atlantic Linus Ltd, that owned the newbuild jack-up rig, was sold by the Company to Ship Finance Ltd on June 30, 2013, while the West Linus rig was simultaneously leased back by the Company on a bareboat charter contract for a term of 15 years. The Company has four options to repurchase the unit during the charter period, and Ship Finance has an option to sell the asset at the end of the 15 year lease period. The following table gives a summary of the sale and leaseback arrangement, as of December 31, 2014:

Unit	Effective from	Sale value (in US$ millions)	First repurchase option (in US$ millions)	Month of first repurchase option	Last repurchase option (in US$ millions)	Month of last repurchase option
West Linus	June 30, 2013	600	370	On the 5th anniversary*	170	On the 15th anniversary*
* Anniversaries of the drilling contract commencement date

Ship Finance has a right to require North Atlantic to purchase the rig on the 15th anniversary for the price of $100 million if North Atlantic doesn’t exercise the final repurchase option.

The Company has determined that the Ship Finance subsidiary, which owns the rig, is a variable interest entity (VIE), and that North Atlantic is the primary beneficiary of the risks and rewards connected with the ownership of the rig and the charter contract. Accordingly, the VIE is consolidated in our financial statements. The Company did not record any gain or loss from the sale of the shares, as the assets and liabilities continued to be reported at its original cost in the Company's consolidated balance sheet at the time of the transaction. At December 31, 2014, the asset is reported under Newbuildings in the Company’s consolidated balance sheet. Refer also to "Note 23 Related party transactions" for additional details about the sales and leaseback contract.

The bareboat charter rate is set on the basis of a Base LIBOR Interest Rate for the bareboat charter contract, and thereafter adjusted for differences between the LIBOR fixing each month and the Base LIBOR Interest Rate for the contract. A summary of the bareboat charter rate per day is given below. The amounts shown are based on the Base LIBOR Interest Rate.
(In thousands of US$)

Unit	Base LIBOR interest rate	From delivery date until commencement date	2014	2015	2016	2017
West Linus	1%	85	222	222	222	222

The assets and liabilities in the accounts of the VIE as at December 31, 2014 and 2013 are as follows:

	December 31, 2014	December 31, 2013
(In millions of US$)	SFL Linus Ltd	SFL Linus Ltd
Related party receivables	14.3	—
Total current assets	14.3	—

Drilling unit	574.5	195.0
Total non-current assets	574.5	195.0

Total assets	588.8	195.0

Current position of long-term debt	51.5	—
Total current liabilities	51.5	—

Interest bearing debt	399.7	—
Non-current related party liability	125.0	195.0
Derivative instruments - payable	2.5	2.3
Total non-current liabilities	527.2	197.3

Accummulated Other Comprehensive loss	(2.3)	(2.3)
Retained earnings	12.4	—
Total stockholders' equity	10.1	(2.3)
Total liabilities and stockholders' equity	588.8	195.0

Book value of the unit in the Company’s consolidated accounts	581.0	162.0